LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liquidity Continued Operations And Going Concern [Line Items]
Net cash used in operating activities		$ 6,227,813	$ 1,473,988	$ 2,881,138	$ 2,715,418
Debt default, amount				13,494,160
Interest expense debt	$ 19,000			438,063
Working capital (deficit)				8,372,413
Working capital		$ 1,755,422
Notes Payable
Liquidity Continued Operations And Going Concern [Line Items]
Debt default, amount				$ 872,820